Revenue Attributed to Countries (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenue:
Revenues	$ 355,966		$ 272,392		$ 217,218
UNITED STATES
Revenue:
Revenues	179,893		147,521		127,966
UNITED KINGDOM
Revenue:
Revenues	56,012		44,831		33,915
Other Foreign Country
Revenue:
Revenues	$ 120,061	[1]	$ 80,040	[1]	$ 55,337	[1]

[1]	No individual country represented more than 10% of the respective totals.